Share-based Compensation - Summary of RSU Activities Under 2019 RSU Scheme (Details) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Restricted shares | shares	27,151
Unvested, beginning balance | shares	751,094
Granted | shares	362,867
Vested | shares	(1,074,371)
Forfeited | shares	(12,439)
Unvested ending balance | shares	27,151
Weighted average grant date fair value
Restricted shares | $ / shares	$ 614
Unvested, beginning balance | $ / shares	184
Granted | $ / shares	628
Vested | $ / shares	320
Forfeited | $ / shares	422
Unvested, ending balance | $ / shares	$ 614